EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$8,200
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	8,200

Principal Amount
	FIXED INCOME SECURITIES — 90.4%
	ARGENTINA — 0.9%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	431,806
	AUSTRALIA — 11.1%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[1,2]	1,414,678
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	773,998
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[3]	1,382,862
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	780,854
1,500,000	5.750%, 7/22/2024	1,365,211
		5,717,603
	BRAZIL — 3.4%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	903,331
4,000,000	10.250%, 1/10/2028	863,253
		1,766,584
	CANADA — 8.9%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,244,303
500,000	Bell Canada, Inc. 2.500%, 5/14/2030[1]	407,851
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,680,169
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[1]	1,272,244
18,750	Sanjel Corp. 0.000% [4,5]	—
		4,604,567

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE — 3.2%
$375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	$594,261
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,036,030
		1,630,291
	COLOMBIA — 0.8%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	417,834
	FRANCE — 2.4%
1,000,000	TOTAL S.E. 2.250% [1,2,5]	1,216,711
	GERMANY — 3.2%
14,000,000	Kreditanstalt fuer Wiederaufbau 1.990% (NIBOR 3 Month + 150 basis points), 1/25/2022[6]	1,660,622
	LUXEMBOURG — 4.4%
	European Investment Bank
18,090,000,000	7.400%, 1/24/2022	1,322,330
18,000,000	6.500%, 7/7/2027	949,665
		2,271,995
	MALAYSIA — 4.9%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,500,430
	MEXICO — 5.4%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	997,268
35,000,000	Mexican Bonos 6.750%, 3/9/2023	1,795,827
		2,793,095
	NEW ZEALAND — 4.7%
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	2,225,425
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	208,997
		2,434,422

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY — 1.1%
$5,000,000	City of Oslo Norway 1.320%, 2/16/2028	$580,098
	PERU — 3.5%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,818,028
	PHILIPPINES — 2.1%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,082,699
	SINGAPORE — 6.0%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	788,303
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,7]	777,481
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,530,995
		3,096,779
	SOUTH KOREA — 3.9%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	845,187
15,000,000,000	7.250%, 12/7/2024	1,133,107
		1,978,294
	SWEDEN — 3.2%
10,000,000	Betsson A.B. 3.896% (STIBOR 3 Month + 400 basis points), 9/26/2022[1,6]	1,214,473
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[1,2]	432,207
		1,646,680
	UNITED KINGDOM — 6.0%
1,000,000	BP Capital Markets PLC 3.250% [1,2,5]	1,298,425
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[1]	414,130
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[1,2]	1,384,726
		3,097,281

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES — 11.3%
$1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	$1,439,493
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,975,759
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,024,093
56,000,000	5.850%, 11/25/2022	779,057
8,000,000,000	8.000%, 10/9/2023	617,847
		5,836,249
	TOTAL FIXED INCOME SECURITIES
	(Cost $48,520,823)	46,582,068
	SHORT-TERM INVESTMENTS — 6.2%
3,163,657	UMB Money Market Fiduciary, 0.010% [8]	3,163,657
	Total Short-Term Investments
	(Cost $3,163,657)	3,163,657
	TOTAL INVESTMENTS — 96.6%
	(Cost $53,269,710)	49,753,925
	Other Assets in Excess of Liabilities — 3.4%	1,777,603
	TOTAL NET ASSETS — 100.0%	$51,531,528

LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Callable.
[2]Variable rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,382,862, which represents 2.68% of Net Assets.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[5]Perpetual security. Maturity date is not applicable.
[6]Floating rate security.
[7]Step rate security.
[8]The rate is the annualized seven-day yield at period end.